Supplemental Cash Flow Information - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about business combination [line items]
Collateral held for letters of credit and corporate credit cards	$ 3.4	$ 3.4
Collateral held for international subsidiaries	0.1	0.1
Insurance coverage for company management	43.9	38.8
MedReleaf Australia
Disclosure of detailed information about business combination [line items]
Collateral held for acquisition	$ 0.0	$ 0.8